                          SEI INSURANCE PRODUCTS TRUST

                          SEI VP SMALL CAP VALUE FUND
                          SEI VP SMALL CAP GROWTH FUND

                    SUPPLEMENT DATED JANUARY 25, 2001 TO THE
                    CLASS A PROSPECTUS DATED APRIL 30, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Insurance Products Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, have appointed Chartwell Investment Partners ("Chartwell"), as an additional Sub-Adviser to the Trust's SEI VP Small Cap Value Fund. Chartwell was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on September 18-19, 2000 ("Quarterly Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on February 1, 2000, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Chartwell, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Chartwell. SIMC recommended the selection of Chartwell and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Chartwell and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Chartwell, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the SEI VP Small Cap Value Fund by Chartwell; (2) the distinct investment objective and policies of the SEI VP Small Cap Value Fund; (3) the history, reputation, qualification and background of Chartwell's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Chartwell, including any benefits to be received by Chartwell or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC and Chartwell relating to the SEI VP Small Cap Value Fund, Chartwell makes investment decisions for the assets of the SEI VP Small Cap Value Fund allocated to it by SIMC, and continuously reviews, supervises and administers the SEI VP Small Cap Value Fund's investment program with respect to these assets. Chartwell is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the SEI VP Small Cap Value Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until September, 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Chartwell as Sub-Adviser to the SEI VP Small Cap Value Fund, the "Sub-Advisers and Portfolio Managers -- SEI VP Small Cap Value Fund" Section on page 29 of the Prospectus is amended by inserting the following paragraph relating to Chartwell:

CHARTWELL INVESTMENT PARTNERS: David C. Dalrymple, Managing Partner and Senior Portfolio Manager, and Babak Zenouzi, Partner and Senior Portfolio Manager, serve as portfolio managers for a portion of the assets of the SEI VP Small Cap Value Fund. Mr. Dalrymple has been with Chartwell Investment Partners ("Chartwell") since 1997. Prior to joining Chartwell, Mr. Dalrymple was a portfolio manager with Delaware Investment Advisers from 1991-1997. Mr. Zenouzi joined the firm in November 1999 after seven years with Delaware Investment Advisers, where he served as a Portofio Manager. Mr. Dalrymple and Mr. Zenouzi both have 14 years of investment experience.

Chartwell is an employee-owned investment advisory firm founded on April 1, 1997. Chartwell is 75% owned by the partners of Chartwell and 24.5% owned by a limited partnership, Maverick Partners L.P. As of June 30, 2000, Chartwell had $4.5 billion in assets under management.

Listed below are the names and principal occupations of the directors and principal executive officers of Chartwell. The principal business address of the principal executive officer and each of the directors, as it relates to their position at Chartwell, is 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312.

--------------------------------------------------------------------------------------------------
NAME                                              TITLE
--------------------------------------------------------------------------------------------------
Edward N. Antoian, CPA, CFA                       Managing Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------
Terry F. Bovarnick, CFA                           Managing Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------
David C. Dalrymple, CFC                           Managing Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------
G. Gregory Hagar                                  Partner, Chief Financial Officer
--------------------------------------------------------------------------------------------------
Winthrop S. Jessup                                Managing Partner, President
--------------------------------------------------------------------------------------------------
Michael D. Jones, CFA                             Managing Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------
                                                  Managing Partner, Director of Client Services
Michael J. McCloskey                              Marketing
--------------------------------------------------------------------------------------------------
Kevin A. Melich, CFA                              Managing Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------
Michael J. Nalevanko                              Partner, Head Trader
--------------------------------------------------------------------------------------------------
Harold A. Ofstie                                  Managing Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------
Timothy J. Riddle                                 Managing Partner, Chief Operating Officer
--------------------------------------------------------------------------------------------------
Bernard P. Schaffer                               Managing Partner
--------------------------------------------------------------------------------------------------
Leslie M. Varrelman                               Partner, Director of Fixed Income
--------------------------------------------------------------------------------------------------
Babak Zenouzi                                     Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------

SIMC will pay Chartwell a fee based on a percentage of the average monthly market value of the assets of the SEI VP Small Cap Value Fund assigned to Chartwell.
                           --------------------------

At the same meeting, the Trustees appointed McKinley Capital Management Inc. ("McKinley") as an additional Sub-Adviser to the Trust's SEI VP Small Cap Growth Fund. McKinley's appointment does not require shareholder approval.

In evaluating McKinley, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and McKinley. SIMC recommended the selection of McKinley and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of McKinley and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing McKinley, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the SEI VP Small Cap Growth Fund by McKinley; (2) the distinct investment objective and policies of the SEI VP Small Cap Growth Fund; (3) the history, reputation, qualification and background of McKinley's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to McKinley, including any benefits to be received by McKinley or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC and McKinley relating to the SEI VP Small Cap Growth Fund, McKinley makes investment decisions for the assets of the SEI VP Small Cap Growth Fund allocated to it by SIMC, and continuously reviews, supervises and administers the SEI VP Small Cap Growth Fund's investment program with respect to these assets. McKinley is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the SEI VP Small Cap Growth Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until September, 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of McKinley as Sub-Adviser to the SEI VP Small Cap Growth Fund, the "Sub-Advisers and Portfolio Managers -- SEI VP Small Cap Growth Fund" Section on page 30 of the Prospectus is amended by inserting the following paragraph relating to McKinley:

MCKINLEY CAPITAL MANAGEMENT, INC.: Robert B. Gillam, Frederic H. Parke and Sheldon Lien serve as portfolio managers to a portion of the assets of the SEI VP Small Cap Growth Fund. Mr. Gillam has been the Chief Investment Officer at McKinley Capital Management, Inc. ("McKinley") since the firm's inception in 1990, and has over 20 years of investment experience. Prior to joining McKinley in 1997, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investments from 1995 to 1997. Mr. Parke has 19 years of investment experience. Mr. Lien has been with McKinley since 1995.

McKinley was founded in 1990 and is wholly-owned by its employees. As of June 30, 2000, McKinley had approximately $4.8 billion in assets under management.

Listed below are the names and principal occupations of the directors and principal executive officers of McKinley. The principal business address of the directors and principal executive officers, as it relates to their position at McKinley, is 3301 C Street, Suite 500, Anchorage, AK 99503.

--------------------------------------------------------------------------------------------------
NAME                                                                   TITLE
--------------------------------------------------------------------------------------------------
Robert B. Gillam                                  President, Chief Investment Officer, Director
--------------------------------------------------------------------------------------------------
                                                  Vice President, Chief Operating Officer,
Diane M. Wilke                                    Director, Compliance Officer
--------------------------------------------------------------------------------------------------
Jerry L. Allen                                    Vice President, Chief Financial Officer
--------------------------------------------------------------------------------------------------
B. Thomas Willison                                Director
--------------------------------------------------------------------------------------------------
James L. McCarrey III                             General Counsel
--------------------------------------------------------------------------------------------------

SIMC will pay McKinley a fee based on a percentage of the average monthly market value of the assets of the SEI VP Small Cap Growth Fund assigned to McKinley.
                           --------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE